Caravan Frontier Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by country.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 1.7%
Bangladesh - 1.7%
82,000 Beximco Pharmaceuticals, Ltd., GDR $ 36,070
600,304 Golden Harvest Agro Industries, Ltd.
(a)
118,151
154,221
Total Common Stock (Cost $165,762) 154,221
Money Market Fund - 92.0%
8,300,755 First American Government Obligations
Fund, Class X, 0.09%
(b)
(Cost $8,300,755) 8,300,755
Investments, at value - 93.7% (Cost $8,466,517) $ 8,454,976
Other Assets & Liabilities, Net - 6.3% 571,083
Net Assets - 100.0% $ 9,026,059
GDR Global Depositary Receipt
(a) All or a portion of this security is illiquid.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 154,221
Level 2 - Other Significant Observable Inputs 8,300,755
Level 3 - Significant Unobservable Inputs –
Total $ 8,454,976